Equity Incentive Plan - Equity Incentive Plan (Details) shares in Millions, $ in Millions			3 Months Ended	12 Months Ended
	May 31, 2025 shares	Jun. 01, 2024	Aug. 31, 2025 USD ($) plan shares	May 31, 2025 plan shares
Share-based Compensation
Number of active plans | plan			1	1
Selling, General and Administrative Expenses [Member]
Share-based Compensation
Stock-based compensation expense | $			$ 0.2
Management, Employees And Consultants
Share-based Compensation
Stock option granted, Shares				13.0
Stock Options
Share-based Compensation
Stock option granted, Shares			0.7
Stock Options | Tranche One
Share-based Compensation
Stock option vested, Shares			0.4
Award vesting period			4 years
Stock Options | Tranche Two
Share-based Compensation
Stock option vested, Shares			0.3	7.0
Award vesting period			1 year	4 years
Stock Options | Tranche Three
Share-based Compensation
Stock option vested, Shares				6.0
Award vesting period				1 year
PSU
Share-based Compensation
Granted (in shares)				3.5
2012 Equity Incentive Plan
Share-based Compensation
Number of shares authorized for issuance	66.8		79.3	66.8
Percentage of share outstanding		1.00%
Annual increase in shares authorized, as a percent of outstanding shares	1.00%
Shares available for future stock-based grants	66.8			66.8